UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Critical Math Fund

(Exact name of registrant as specified in charter)

 182 Tamarack Circle, Skillman, NJ 08558

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

 (Name and address of agent for service)

Registrant's telephone number, including area code:

609-497-1414

Date of fiscal year end:

1/31

Date of reporting period:  4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CRITICAL MATH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2006

% of Portfolio	Description	Shares	Value
59.66%	Common Stocks

2.21%	Banks
	Wilmington Trust Corp.	12,950	$ 573,685
1.62%	Commercial Services
	Mcgrath Rentcorp	15,585	419,081
1.65%	Diversified Financial Services
	Advanta Corp.	11,200	427,392
25.49%	Index Funds
	Rydex Series- Russell 2000 Advantage Fund *	177,926	6,613,510
3.47%	Insurance
	Metlife, Inc.	17,300	901,330
4.38%	Iron & Steel
	Carpenter Technology Corp.	9,561	1,137,281
14.71%	Oil & Gas
	Denbury Resources, Inc. *	24,560	800,656
	EOG Resources, Inc.	11,750	825,202
	Nexen, Inc.	14,500	848,250
	Noble Energy, Inc.	9,400	422,812
	Occidental Petroleum Corp.	8,961	920,653
			3,817,573
2.15%	Real Estate Investment Trusts (REITs)
	Weingarten Realty Investors	14,135	557,060
3.98%	Transportation
	Genesee & Wyoming, Inc. *	18,187	595,988
	Norfolk Southern Corp.	8,100	437,400
			1,033,388
	Total Common Stocks
	(Cost $14,791,004)		15,480,300

40.39%	Short-Term Investments

0.32%	Money Market Fund
	Goldman Sachs Financial Square Funds,
	Prime Obligations Portfolio (Cost $83,237)	83,237	83,237

		Principal
		Amount
40.07%	U.S. Government & Agency Obligation
	Federal Home Loan Bank, Discount Notes,
	4.62%, 5/1/06 (Cost $10,397,359)	$ 10,400,000	10,397,359

100.05%	Total Investments
	(Cost $25,271,600)		$ 25,960,896

-0.05%	Liabilities in excess of other assets		$ (13,738)

100.00%	Total Net Assets		$ 25,947,158

* Non-income producing securities.

At April 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 838,550
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(149,254)
Net unrealized appreciation			$ 689,296

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Critical Math Fund

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/26/06

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/26/06